Revenue (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sale of goods	$ 329,584,136	$ 318,243,539	$ 351,566,289
Other operating revenue	11,444,131	10,845,497	8,780,205
Revenue	$ 341,028,267	$ 329,089,036	$ 360,346,494